Subsidiaries with material non-controlling interest	12 Months Ended
Dec. 31, 2019
Subsidiaries with material non-controlling interest
Subsidiaries with material non-controlling interest

18.   Subsidiaries with material non-controlling interest

(a)Financial information of main subsidiaries that have material non-controlling interest are provided below:

	Country of
	incorporation	2019, 2018
	and operation	and 2017
		%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	40.00
Minera La Zanja S.R.L.	Peru	46.94
Apu Coropuna S.R.L.	Peru	30.00

	2019	2018	2017
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	161,917	176,978	165,032
Minera La Zanja S.R.L.	33,026	42,295	48,642
S.M.R.L. Chaupiloma Dos de Cajamarca	1,587	1,800	1,693
Apu Coropuna S.R.L.	148	164	223

	196,678	221,237	215,590

Profit (loss) allocated to material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	(13,432)	2,880	4,246
Minera La Zanja S.R.L.	(9,090)	(6,346)	(6,006)
S.M.R.L. Chaupiloma Dos de Cajamarca	6,286	5,667	5,827
Apu Coropuna S.R.L.	(14)	(410)	(454)
Other minor	(1)	—	(1)

	(16,251)	1,791	3,612

During 2017, purchases of shares in the subsidiary Sociedad Minera El Brocal S.A.A. were made for US$621,000, which resulted in an increase in its shares and a dilution of non-controlling shareholders of 0.09%.

(b)The summarized financial information of these subsidiaries, before inter-company eliminations, is presented below:

Statements of financial position as of December 31, 2019:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	149,945	112,420	6,252	2,141
Non-current assets	576,028	26,038	—	185
Current liabilities	(118,965)	(20,170)	(2,286)	(1,094)
Non-current liabilities	(210,904)	(47,930)	—	(740)

Shareholders’ equity, net	396,104	70,358	3,966	492

Attributable to:
Shareholders of the Group	234,187	37,332	2,379	344
Non-controlling interests	161,917	33,026	1,587	148

	396,104	70,358	3,966	492

Statements of financial position as of December 31, 2018:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	170,274	126,878	7,154	2,263
Non-current assets	603,280	31,841	—	182
Current liabilities	(123,052)	(25,834)	(2,653)	(1,165)
Non-current liabilities	(217,683)	(42,781)	—	(739)

Shareholders’ equity, net	432,819	90,104	4,501	541

Attributable to:
Shareholders of the Group	255,841	47,809	2,701	377
Non-controlling interests	176,978	42,295	1,800	164

	432,819	90,104	4,501	541

Statements of profit or loss for the years 2019, 2018 and 2017:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna	Other
	S.A.A.	S.R.L.	Cajamarca	S.R.L.	minor
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2019 -
Revenues	299,252	43,520	22,297	—	—
Net profit (loss)	(32,855)	(19,364)	15,715	(48)	(17)
Attributable to non-controlling interests	(13,432)	(9,090)	6,286	(14)	(1)

Year 2018 -
Revenues	332,298	96,611	20,385	—	—
Net profit (loss)	6,305	(13,519)	14,168	(1,369)	—
Attributable to non-controlling interests	2,880	(6,346)	5,667	(410)	—

Year 2017 -
Revenues	322,653	165,319	20,739	—	—
Net profit (loss)	10,386	(12,795)	14,568	(1,515)	386
Attributable to non-controlling interests	4,246	(6,006)	5,827	(454)	(1)

Statements of cash flow for the years 2019, 2018 and 2017:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)

Year 2019 -
Operating activities	1,545	(908)	16,040	—
Investing activities	(28,259)	(1,629)	—	—
Financing activities	(405)	(763)	(16,250)	1,032

	(27,119)	(3,300)	(210)	1,032

Year 2018 -
Operating activities	74,985	10,323	14,066	(572)
Investing activities	(29,546)	(13,160)	—	—
Financing activities	(29,974)	—	(13,900)	—

	15,465	(2,837)	166	(572)

Year 2017 -
Operating activities	60,525	139,155	15,093	(185)
Investing activities	(64,343)	(17,326)	—	—
Financing activities	18,096	(32,077)	(15,090)	1,477

	14,278	89,752	3	1,292